CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2020	Jun. 09, 2020
Current assets:
Cash	$ 1,263,136	$ 1,399,981
Prepaid expenses	369,516	371,800
Total current assets	1,632,652	1,771,781
Marketable securities held in Trust Account	149,486,587	149,500,000
Total assets	151,119,239	151,271,781
Current liabilities:
Accrued expenses	139,835	275,000
Accounts payable	265,943	121,728
Total current liabilities	405,778	396,728
Deferred underwriting commissions	5,232,500	5,232,500
Total liabilities	5,638,278	5,629,228
Commitments and Contingencies
Redeemable common stock, value	140,480,960	140,642,550
Shareholders' Equity:
Preference shares, value	0
Additional paid-in capital	5,233,005	5,056,597
Accumulated deficit	(233,518)	(57,107)
Total shareholders' equity	5,000,001	5,000,003
Total Liabilities and Shareholders' Equity	151,119,239	151,271,781
Class A Ordinary Shares [Member]
Shareholders' Equity:
Common stock	140	139
Class B Ordinary Shares [Member]
Shareholders' Equity:
Common stock	$ 374	$ 374